Quarterly Holdings Report
for
Fidelity Flex® Freedom Blend Funds
Fidelity Flex® Freedom Blend 2055 Fund
June 30, 2026
Z55-NPRT1-0826
1.9884250.109
Bond Funds - 3.4%
	Shares	Value ($)
Fidelity Series International Credit Fund (a)	5	44
Fidelity Series Long-Term Treasury Bond Index Fund (a)	305,398	1,627,769
TOTAL BOND FUNDS (Cost $1,638,246)		1,627,813

Domestic Equity Funds - 53.8%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	221,074	6,022,066
Fidelity Series Large Cap Growth Index Fund (a)	123,032	3,848,433
Fidelity Series Large Cap Stock Fund (a)	136,291	4,023,299
Fidelity Series Large Cap Value Index Fund (a)	336,073	7,118,018
Fidelity Series Small Cap Core Fund (a)	67,130	1,090,192
Fidelity Series Small Cap Opportunities Fund (a)	36,336	734,351
Fidelity Series Value Discovery Fund (a)	136,998	2,556,390
TOTAL DOMESTIC EQUITY FUNDS (Cost $15,559,198)		25,392,749

International Equity Funds - 42.8%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	55,368	1,158,294
Fidelity Series Canada Index Fund (a)	39,984	399,841
Fidelity Series Emerging Markets Fund (a)	96,670	1,475,191
Fidelity Series Emerging Markets Opportunities Fund (a)	183,426	5,895,309
Fidelity Series International Growth Fund (a)	150,021	3,235,952
Fidelity Series International Index Fund (a)	74,269	1,235,089
Fidelity Series International Small Cap Fund (a)	19,431	367,433
Fidelity Series International Value Fund (a)	190,044	3,181,339
Fidelity Series Overseas Fund (a)	198,229	3,209,321
Fidelity Series Select International Small Cap Fund (a)	2,642	40,875
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $13,227,193)		20,198,644

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $30,424,637)	47,219,206
NET OTHER ASSETS (LIABILITIES) - 0.0%	0
NET ASSETS - 100.0%	47,219,206

Legend

(a)	Affiliated fund.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series Blue Chip Growth Fund	5,984,282	659,564	2,191,671	-	402,573	1,167,318	6,022,066	221,074
Fidelity Series Canada Fund	1,933,839	325,219	1,156,473	-	112,204	(56,495)	1,158,294	55,368
Fidelity Series Canada Index Fund	-	399,841	-	-	-	-	399,841	39,984
Fidelity Series Commodity Strategy Fund	231,144	47,013	277,745	-	33,053	(33,465)	-	-
Fidelity Series Corporate Bond Fund	-	1,906	1,904	5	(2)	-	-	-
Fidelity Series Emerging Markets Fund	1,278,061	282,462	358,709	-	74,826	198,551	1,475,191	96,670
Fidelity Series Emerging Markets Opportunities Fund	5,122,239	1,013,473	1,459,245	-	297,470	921,372	5,895,309	183,426
Fidelity Series Government Bond Index Fund	-	4,046	4,046	8	-	-	-	-
Fidelity Series Government Money Market Fund	-	45,217	45,217	91	-	-	-	-
Fidelity Series International Credit Fund	43	-	-	-	-	1	44	5
Fidelity Series International Developed Markets Bond Index Fund	-	285	287	-	2	-	-	-
Fidelity Series International Growth Fund	3,395,438	388,010	1,028,664	-	58,929	422,239	3,235,952	150,021
Fidelity Series International Index Fund	1,317,221	153,812	351,506	-	36,233	79,329	1,235,089	74,269
Fidelity Series International Small Cap Fund	455,637	37,492	163,920	-	19,727	18,497	367,433	19,431
Fidelity Series International Value Fund	3,402,111	468,511	890,482	-	60,653	140,546	3,181,339	190,044
Fidelity Series Investment Grade Bond Fund	-	3,619	3,619	8	-	-	-	-
Fidelity Series Investment Grade Securitized Fund	-	1,650	1,648	4	(2)	-	-	-
Fidelity Series Large Cap Growth Index Fund	3,815,077	538,304	1,139,232	14,784	106,462	527,822	3,848,433	123,032
Fidelity Series Large Cap Stock Fund	4,018,612	566,405	1,058,708	-	58,354	438,636	4,023,299	136,291
Fidelity Series Large Cap Value Index Fund	7,067,574	1,122,049	2,027,051	-	219,047	736,399	7,118,018	336,073
Fidelity Series Long-Term Treasury Bond Index Fund	2,079,082	605,789	1,049,548	15,521	(72,765)	65,211	1,627,769	305,398
Fidelity Series Overseas Fund	3,404,293	405,775	968,022	-	22,826	344,449	3,209,321	198,229
Fidelity Series Select International Small Cap Fund	38,904	1,274	2,805	-	299	3,203	40,875	2,642
Fidelity Series Small Cap Core Fund	1,127,486	75,145	295,268	32,803	53,488	129,341	1,090,192	67,130
Fidelity Series Small Cap Opportunities Fund	696,825	101,074	188,734	-	26,709	98,477	734,351	36,336
Fidelity Series Treasury Bill Index Fund	-	135,640	135,640	271	-	-	-	-
Fidelity Series Value Discovery Fund	2,525,422	471,443	712,398	-	40,570	231,353	2,556,390	136,998
	47,893,290	7,855,018	15,512,542	63,495	1,550,656	5,432,784	47,219,206

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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